Nature of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Nature of Operations [Abstract]
Net loss	$ (3,347)	$ (4,210)	$ (4,799)	$ (8,405)
Accumulated deficit	(118,149)		(118,149)		$ (113,350)
Cash flows from operating activities			(3,607)	$ (7,181)
Cash and cash equivalent	$ 11,434		$ 11,434